SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended		1 Months Ended				12 Months Ended						1 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Jul. 31, 2012 Visiondigi	Dec. 31, 2012 Visiondigi	Dec. 31, 2012 Vimicro Qingdao	Dec. 31, 2011 Vimicro Qingdao	Dec. 31, 2012 Zhongtianxin	Sep. 30, 2012 Zhongtianxin	Dec. 31, 2012 Vimicro China	Dec. 31, 2012 Vimicro China Visiondigi	Jul. 31, 2012 Vimicro China Visiondigi	Jul. 27, 2009 Vimicro China Visiondigi	Dec. 31, 2012 Vimicro China Vimicro Wuxi	Dec. 31, 2011 Vimicro China Vimicro Wuxi	Sep. 30, 2012 VMF Consulting Company Zhongtianxin
Investment in unconsolidated affiliate
Equity interest (as a percent)								49.00%							2.00%
Beneficially held equity interest				12.03%	18.03%	19.44%							0.10%	5.00%
Ownership interest percentage									100.00%	18.00%	18.00%	61.50%
Investments in unconsolidated affiliates, at cost	$ 2	$ 1,520				$ 1,428							$ 2	$ 92
Percentage of equity interest disposed			35.26%										4.90%
Equity method investment made							4,305
Loss recognized from equity method investment	$ 87						$ 87